Consolidated Statements of Operations Statement (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Revenue from Third Parties	$ 66,061,000	$ 66,919,000	$ 268,273,000	$ 278,241,000	$ 268,328,000
Revenues—affiliate	63,819,000	63,812,000	255,611,000	255,371,000	254,895,000
Total revenues	129,880,000	130,731,000	523,884,000	533,612,000	523,223,000
Expenses
Operating and maintenance expense	8,284,000	6,112,000	25,399,000	21,827,000	27,069,000
Operating Costs and Expenses Related Parties	6,048,000	2,998,000	16,032,000	11,918,000	12,090,000
Depreciation expense	10,612,000	10,587,000	42,431,000	42,936,000	42,299,000
General and administrative expense	534,000	393,000	1,864,000	2,723,000	2,453,000
General and Administrative Expense Related Parties	2,826,000	2,313,000	10,790,000	9,589,000	9,570,000
Total expenses	28,304,000	22,403,000	96,516,000	88,993,000	93,481,000
Income from operations	101,576,000	108,328,000	427,368,000	444,619,000	429,742,000
Other income (expense)
Interest expense, net	(40,262,000)	(43,458,000)	(171,495,000)	(173,590,000)	(174,016,000)
Gains (Losses) on Extinguishment of Debt			(42,587,000)	0	0
Derivative gain, net	515,000	(836,000)	(622,000)	(2,251,000)	461,000
Other	25,000	40,000	141,000	136,000	258,000
Total other expense	(39,722,000)	(44,254,000)	(214,563,000)	(175,705,000)	(173,297,000)
Net income	$ 61,854,000	$ 64,074,000	$ 212,805,000	$ 268,914,000	$ 256,445,000